425 Park Avenue
New York, New York 10022-3598
212.836.8000
Fax 212.836.8689
www.kayescholer.com

October 19, 2012

VIA: SECURE ELECTRONIC DELIVERY

Draft Registration Statement
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Confidential Submission
Pursuant to Title I, Section 106 under the
Jumpstart Our Business Startups Act
and Section 24(b)(2) of the
Securities Exchange Act of 1934

Re:                             Confidential Submission of Five Oaks Investment Corp.

Registration Statement on Form S-11

Ladies and Gentlemen:

On behalf of our client Five Oaks Investment Corp., a Maryland corporation (the “Company”), we hereby confidentially submit the Company’s Registration Statement on Form S-11 (the “Registration Statement”) pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act (the “JOBS Act”) and Section 24(b)(2) of the Securities Exchange Act of 1934 for non-public review by the Staff of the Securities and Exchange Commission (the “Commission”) prior to the public filing of the Registration Statement.

EGC Status

The Company is a Maryland corporation organized on March 28, 2012 focused on investing in, financing and managing a leveraged portfolio of agency and non-agency residential mortgage-backed securities, residential mortgage loans and other mortgage-related investments.  The Registration Statement includes audited financial statements as of and for the period ended July 31, 2012 (from commencement of operations, May 16, 2012).  Because the net proceeds from an initial private placement in May 2012 were not fully invested by June 30, 2012, the Company selected July 31, 2012 as the date for its audited financial statements.  Such financial statements set forth “Interest income” of $382,813 and “Total other income” of $897,755, which cumulatively total $1.3 million; which total we believe best represents “gross revenues” within the meaning of Title I of the JOBS Act.  The Company’s portfolio is not expected to change materially  between the period ended July 31, 2012 and the period ending December 31, 2012, and thus on an annualized basis, gross revenues are projected to remain well below $1 billion.

Accordingly, pursuant to Title 1, Section 101 of the JOBS Act, the Company is an “emerging growth company”.

Therefore, the Company is permitted to make this confidential submission of the Registration Statement for review by the Staff, provided that the Registration Statement and all amendments thereto will be publicly filed with the Commission not later than 21 days before the date on which the Company conducts a “road show”, as such term is defined in Title 17, Section 230.433(h)(4) of the Code of Federal Regulations.  While the Company as an “emerging growth company” would be exempt from disclosing certain executive compensation information in the Registration Statement pursuant to Title 1, Section 102 of the JOBS Act, the Company has no employees, rather its executive officers are employees and officers of the Company’s external manager, Oak Circle Capital Partners LLC, a Delaware limited liability company (the “Manager”).

Guide 5 Prior Performance Presentations

As set forth in the Registration Statement, certain of the Manager’s members who are also executive officers of the Manager have been executive officers and principals of two prior investment vehicles.  We have determined that neither of the two vehicles trigger Guide 5’s prior performance disclosure because neither is a “program” “primarily invested in real estate” as such terms are used in Guide 5.  We attach for your consideration (as supplemental information furnished to the Commission) our summary analysis in this regard based on information provided to us by such members for each of the two vehicles; the analysis appears as Annex A to this transmittal letter.  We are furnishing Annex A on a confidential basis and we will formalize a confidential treatment request in accordance with the applicable Commission rules upon learning the name of the examiner who has been assigned this filing.

In addition, while XL Global, Inc. (“XL Global”), an indirect wholly owned subsidiary of XL Group plc (NYSE: XL), owns a 30% equity interest in the Manager and has a right to representation on the management committee of the Manager (but not its Investment Committee), the investment professionals of the Manager are solely responsible for all decisions involving the acquisition, disposition, financing and hedging of the Company’s target assets.  None of the XL group of companies nor any of their officers, directors or employees participate in these decisions.  Therefore, we believe that XL Global is not a “sponsor” within the meaning of Guide 5 and that any information relating to XL Global’s (or its affiliates’) experience with real estate-related investments is not relevant to the Company and the inclusion of such information would in fact be potentially misleading to prospective investors in the Company.

We of course would be glad to discuss these analyses with the Staff.

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Potential CFTC Registrations

We have been monitoring recent CFTC pronouncements as they apply to mortgage REITs.   We currently address the potential for CFTC registrations by the Company in the Risk Factor entitled “Actions of the U.S. Government, including the U.S. Congress, U.S. Federal Reserve, U.S. Treasury Department and other governmental and regulatory bodies, to stabilize or reform the financial markets, or market responses to those actions, may not achieve the intended effect and may adversely affect our business, financial condition, results of operations and our ability to make distributions to our stockholders.” which appears on page 32 of the Registration Statement.

Communications

Please direct all notices and communications with respect to this confidential submission to each of the following:

David C. Carroll
Chief Executive Officer and President
Five Oaks Investment Corp.
641 Lexington Avenue
Suite 1432
New York, New York 10022
Telephone: (212) 328-9521
Facsimile: (212) 634 6301

With a copy to:

Kenneth G.M. Mason, Esq.	Daniel J. Hartnett, Esq.
Kaye Scholer LLP	Kaye Scholer LLP
425 Park Avenue	3 First National Plaza, Suite 4100
New York, New York 10022	70 West Madison Street
Telephone: (212) 836-8000	Chicago, Illinois 60602
Facsimile: (212) 836-8689	Telephone: (312) 583-2300
Facsimile: (312) 583-2360

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If you have any questions with respect to this confidential submission, please contact me at Kenneth.Mason@kayescholer.com/(212) 836-7630, or Dan Hartnett at Daniel.Hartnett@kayescholer.com/(312) 583-2380.

Very truly yours,

KAYE SCHOLER LLP

By:	/s/ Kenneth G.M. Mason, Esq.
Kenneth G.M. Mason, Esq.

Enclosure

CC:         David C. Carroll, Chief Executive Officer and President, Five Oaks Investment Corp.

David Oston, Chief Financial Officer, Treasurer and Secretary, Five Oaks Investment Corp.

Daniel J. Hartnett Esq., Esq., Kaye Scholer LLP

Bonnie A. Barsamian, Esq., Fried, Frank, Harris, Shriver & Jacobson LLP

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ANNEX A

425 Park Avenue
New York, New York 10022-3598
212.836.8000
Fax 212.836.8689
www.kayescholer.com

CONFIDENTIAL SUBMISSION

MEMORANDUM

TO:	File

FROM:	Ken Mason
Dan Hartnett

DATE:	October 18, 2012

SUBJECT:	Guide 5 Disclosure of Prior Performance

This memorandum memorializes the analysis of Guide 5 of the Securities Act Industry Guides (“Guide 5”) that we conducted for Five Oaks Investment Corp. (“FOIC”) based on information which we have received from principals of Oak Circle Capital Partners LLC (“OCCP”).

In summary, we conclude that Guide 5’s requirement of disclosure of a narrative summary of the prior performance of sponsored programs (public or private) and prior performance tables setting forth certain additional information relating to such programs are not applicable to investment vehicles that are not “programs” (within the meaning of Guide 5), and if a “program,” are not applicable (despite some ambiguity of the instructions to the prior performance tables) unless such a program has invested primarily in real estate.

We observe that an analysis of both Victoria and Farmington (see “Management” at p134 of FOIC’s Form S-11) are impelled given the Staff’s past applications of Guide 5 to mortgage REITs (“mREITs”).  Form S-11 filings and corresponding SEC comment letters for six mREITs were surveyed.(1)  The filings for three of the mREITs (Western Asset, AG Mortgage and Apollo) did not initially contain disclosure of prior performance required by Guide 5, but each of the mREITs subsequently amended its Form S-11 filing to include such prior performance disclosure in response to Staff comments requesting such disclosure.  In particular, AG Mortgage’s original amendment to its S-11 filing included disclosure of prior performance relating to residential mortgage backed securities programs, but AG Mortgage later revised its disclosure to also include disclosure of prior performance relating to commercial mortgage

(1)                        Filings were reviewed for the following mREITs: (1) Ares Commercial Real Estate Corp. (“Ares”), (2) Invesco Mortgage Capital, Inc. (“Invesco”), (3) Two Harbors Investment Corp. (“Two Harbors”), (4) AG Mortgage Investment Trust, Inc. (“AG Mortgage”), (5) Western Asset Mortgage Capital Corp. (“Western Asset”) and (6) Apollo Residential Mortgage, Inc. (“Apollo”)  For Two Harbors Investment Corp., its Form S-4 and corresponding SEC comment letters were reviewed due to its merger with a SPAC.

backed securities programs as requested by the Staff.  For a Form S-4 that was filed by Two Harbors, the Staff requested that the document be revised to provide the disclosures required by Guide 5, and Two Harbors responded by confirming that the prior performance disclosure was already present and further supplementing the original disclosure.  For a Form S-11 that was filed by Invesco, the Staff requested disclosure of prior performance or an explanation of why such disclosure was not relevant.  Invesco provided the SEC Staff with an explanation (apparently satisfactory to the Staff) of why it did not include the prior performance disclosure in compliance with Guide 5 (i.e., that the manager had not sponsored a “program” within the meaning of Guide 5); it appears that the Staff did not further pursue this matter.  For one mREIT, Ares, the record is unclear from available Staff comment letters but there is mention of discussion between Ares and the Staff which resulted in Ares amending its Form S-11 to provide disclosure on prior performance of certain investment vehicles.

Based on our review of the foregoing, our reading of Guide 5 and the facts provided by OCCP, we conclude that the position of the Staff in the Western Asset, AG Mortgage and Apollo comment letters are fully distinguishable (as are Two Harbors and Ares) from the facts and circumstances of each of Victoria and Farmington; and that the Staff’s approach in Invesco should be followed here — providing an explanation as to why no prior performance information is required.

For purposes of our analysis of Guide 5, we are assuming that “real estate” broadly encompasses all residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized loan obligations (CLOs) and other derivatives based on real estate or on mortgage-backed securities (MBS).

Victoria (managed by Ceres Capital)

On December 27, 2007 (the last date for which OCCP has data before Victoria went into enforcement), 30.41% of the portfolio was classified as CMBS or RMBS according to the Moody’s classification, which included collateralized debt obligations (CDOs) comprised substantially or exclusively of underlying mortgage-backed collateral, and another 3.9% was classified as home equity.  Under the vehicle’s investment guidelines, CMBS and RMBS were capped at 35.0%.  We were advised that Victoria never acquired REIT debt.  Accordingly, Victoria was not “primarily invested in real estate”.

Farmington (managed by Ivy Square)

The following analysis was prepared and provided by OCCP; while we have not independently verified any aspect of the following, neither Dan Hartnett nor Ken Mason has any reason to believe that the information provided is inaccurate:

“The Company’s manager, which was established in March 2012 for the sole purpose of managing the Company, has not sponsored a “program” within the meaning of Guide 5, nor indeed any other investment vehicle. Certain of the manager’s team, including the two primary investment professionals, previously worked together at a prior investment management company, whose sole purpose was to manage a long-only unlevered investment vehicle called Farmington Finance that represented a distribution in kind of a portion of a highly diversified structured investment vehicle (“SIV”). We believe that the original purpose, portfolio composition and transaction structure of Farmington were so fundamentally different from those of the Company that an analysis of prior performance would be of very little relevance or value to investors. Key factors in this analysis include:

1.                           The Farmington transaction was concluded in November 2007 and was designed to offer existing investors in a diversified, mark-to-market portfolio the opportunity to exchange their investment for an equivalent investment in a new vehicle financed by a long-term loan from a major financial institution. Accordingly, no new investors were solicited or offered an opportunity to participate. Certain investors elected to participate, and others chose not to participate in the Farmington transaction. We believe that investors that chose not to participate in the refinancing transaction were subsequently subject to a complete writedown of their investment in the prior vehicle.

2.                           Upon closing of the Farmington transaction, though smaller in size, its asset composition represented an almost exact vertical slice of the prior SIV transaction, and was therefore by definition “fully invested” at inception without any investment discretion. The portfolio composition as per the first trustee report after closing (Jan. 2008) based on rating agency categorizations reflected an RMBS component (including subprime) of 13.40%, a CMBS component of 0.56%, REIT debt of 0%, and a component of 16.35% in CDOs deemed to be backed by commercial real estate. Accordingly, in aggregate, the component directly or indirectly classified as “real estate” related was 30.31%.

3.                           For a period of 2 years from closing, the transaction permitted reinvestment of principal pay-downs on the portfolio in a relatively narrow range of asset classes, including but not limited to RMBS and CMBS, and all required to be rated AAA. The determination of eligible asset classes for reinvestment was driven by the financial institution providing the term loan, the investors, and the rating agency (S&P) rating the transaction. This was a very different situation to that found in a more classic real estate “program”, where the sponsor is expected to drive the portfolio investment parameters. The portfolio composition as per the last trustee report prior to liquidation (June 2011) reflected an RMBS component of 42.65%, a CMBS and REIT debt component of 0%, and a CRE CDO component of 11.24%  - an aggregate of

53.89%. However, as noted, the increase in the RMBS allocation was primarily a by-product of the reinvestment restrictions imposed by the lender and the lower prices available on RMBS than on other approved asset categories, rather than by the investment manager’s determination that an increase in the “real estate” allocation was, per se, desirable.

4.                           At the time of closing Farmington in November 2007, all of the portfolio assets were acquired from the prior SIV at book value, as opposed to market value. In light of this, and the well publicized decline in market prices on almost all fixed income assets thereafter, it would be both difficult and of limited relevance to track investment performance in a manner applicable to newly established investment programs, for example total or annualized returns. Indeed within Farmington, there was no obligation to mark assets to market at all. Furthermore, the timing and mechanics of portfolio liquidation in August 2011 were determined and managed entirely by the lender and investors, and were completely outside the control of the investment manager.

We [OCCP] therefore conclude that it would be inappropriate and potentially misleading, to attempt a presentation of portfolio performance for a transaction that represented an in-kind distribution for existing investors of a pre-existing portfolio, whose reinvestment guidelines were determined by the lender and investors, and whose liquidation timing was determined by that same lender and investors.”

KGMM
DJH